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                    Skadden, Arps, Slate, Meagher & Flom LLP
                             333 West Wacker Drive
                            Chicago, Illinois 606006
                           Telephone: (312) 407-0700

                               September 28, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

  Re: Van Kampen Equity Trust
      Post-Effective Amendment No. 49 to the
      Registration Statement on Form N-1A
      Rule 485(a) Filing (File Nos. 33-8122
      and 811-4805)

Ladies and Gentlemen:

     Van Kampen Equity Trust (the "Registrant"), on behalf of the following series, Van Kampen Mid Cap Growth Fund, Van Kampen Small Cap Growth Fund, Van Kampen Utility Fund and Van Kampen Value Opportunities Fund, hereby files via EDGAR one electronically signed copy of Post-Effective Amendment No. 49 to the Registration Statement on Form N-1A (the "Registration Statement"), complete with exhibits filed therewith (the "Exhibits"). The Registration Statement and Exhibits thereto are filed pursuant to Rule 485(a) of the general rules and regulations of the Securities and Exchange Commission (the "Commission") promulgated under the Securities Act of 1933, as amended (the "1933 Act Rules"), and under the Investment Company Act of 1940, as amended.

     The purpose of this filing is to add a new class of shares, Class I Shares to the Van Kampen Mid Cap Growth Fund, Van Kampen Small Cap Growth Fund, Van Kampen Utility Fund and Van Kampen Value Opportunities Fund. The Registration Statement has been marked to reflect changes made to the currently effective Registration Statement, dated July 30, 2004 and filed with the Commission on July 28, 2004. The changes relate to routine update information and the addition of Class I Shares disclosure. We have also made the changes requested by the staff in the Van Kampen Enterprise Fund, Van Kampen High Income Corporate Bond Fund and Van Kampen Insured Municipal Income Fund's Registration Statement relating to Class I Shares, filed initially with the Commission on June 28, 2004 pursuant to Rule 485(a) and filed pursuant to Rule 485(b) on August 27, 2004 as became automatically effective on September 1, 2004.

     Should the staff have any questions regarding the foregoing, please call the undersigned at (312) 407-0863 or Elisa Mitchell at (630) 684-6724.

                                                        Very truly yours,

                                                        /s/ Charles B. Taylor
                                                        ------------------------
                                                        Charles B. Taylor